Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CONTINUING OPERATIONS
Revenues	$ 1,614	$ 1,532	$ 3,288	$ 3,112
Operating expenses	(1,041)	(1,036)	(2,122)	(2,054)
Depreciation	(38)	(42)	(76)	(88)
Other operating gains, net	2	14	1	31
Operating profit	391	316	805	703
Finance costs, net:
Net interest expense	(49)	(49)	(97)	(100)
Other finance income (costs)	320	2	414	(4)
Income before tax and equity method investments	662	269	1,122	599
Share of post-tax (losses) earnings in equity method investments	(825)	1,092	(27)	7,389
Tax benefit (expense)	92	(289)	(148)	(1,883)
(Loss) earnings from continuing operations	(71)	1,072	947	6,105
Loss from discontinued operations, net of tax	(44)	(4)	(55)	(1)
Net (loss) earnings	(115)	1,068	892	6,104
(Loss) earnings attributable to common shareholders	$ (115)	$ 1,068	$ 892	$ 6,104
Basic (loss) earnings per share:
From continuing operations	$ (0.15)	$ 2.16	$ 1.94	$ 12.31
From discontinued operations	(0.09)	(0.01)	(0.11)	(0.01)
Basic (loss) earnings per share	(0.24)	2.15	1.83	12.3
Diluted (loss) earnings per share:
From continuing operations	(0.15)	2.16	1.94	12.28
From discontinued operations	(0.09)	(0.01)	(0.11)
Diluted (loss) earnings per share	$ (0.24)	$ 2.15	$ 1.83	$ 12.28
Computer software [member]
CONTINUING OPERATIONS
Amortization	$ (121)	$ (122)	$ (235)	$ (237)
Other identifiable intangible assets [member]
CONTINUING OPERATIONS
Amortization	$ (25)	$ (30)	$ (51)	$ (61)